INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

As of December 31, 2015
Deferred tax assets:
Net operating loss carry forwards	$713,603
Allowance for uncollectible accounts	16,632
Stock-based compensation	142,284
Other accruals	95,040
Charitable contributions	7,715
Compensation costs	11,286
Valuation allowance	(986,560)
Net deferred tax asset	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the provision for income taxes with the amounts computed by applying the statutory Federal income tax to income from operations before provision for income taxes is as follows:

For the year ended December 31, 2015
Statutory federal tax rate	(34.0)%
State, taxes, net of federal benefit	(5.6)%
Permanent differences:
Financing costs – Warrant amortization	0.8%
LIBB earnings before merger with Cullen	8.1%
Valuation allowance	30.7%
Effective tax rate	—%